SCHEDULE OF EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Accounting Policies [Abstract]
Net income attributable to ordinary shareholders	$ 6,237,488	$ 4,590,803	$ 3,026,673
Weighted-average number of ordinary shares outstanding – basic	8,360,774	6,615,833	5,210,649
Outstanding options	35,290	35,967
Outstanding warrants		54,435
Potentially dilutive shares from outstanding options and warrants	35,290	90,402
Weighted-average number of ordinary shares outstanding – diluted	8,396,064	6,706,235	5,210,649
Earnings per share – basic	$ 0.75	$ 0.69	$ 0.58
Earnings per share – diluted	$ 0.74	$ 0.68	$ 0.58